UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

New Era Fund	March 31, 2013

T. Rowe Price New Era Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 97.4%		
AGRICULTURE 3.9%		
Agriculture 3.9%		
Archer-Daniels-Midland	1,681,500	56,717
Compass Minerals	206,000	16,254
Potash Corporation of Saskatchewan	2,075,668	81,470
Sociedad Quimica y Minera de Chile, ADR	454,200	25,185
Total Agriculture		179,626
COAL 1.5%		
Coal 1.5%		
CONSOL Energy	1,265,854	42,596
Peabody Energy	1,262,602	26,704
Total Coal		69,300
DIVERSIFIED RESOURCES 6.2%		
Engineering & Construction 5.7%		
Babcock & Wilcox	1,957,350	55,608
Jacobs Engineering Group (1)	426,300	23,975
Martin Marietta Materials	760,800	77,617
McDermott International (1)	2,420,700	26,604
Quanta Services (1)	2,810,470	80,323
		264,127
Machinery & Equipment 0.5%		
Joy Global	387,800	23,082
		23,082
Water Resources 0.0%		
Western Water (1)(2)	2,259	—

Western Water, Warrants, 9/1/15m Acquisition Date: 10/19/09 – 8/24/11 , Acquisition Cost $0 (1)(2)(3)	12,766	–
		–
Total Diversified Resources		287,209
DOWNSTREAM ENERGY 13.3%		
Gas Transmission & Distribution 3.3%		
Spectra Energy	2,322,130	71,406
Williams Companies	2,154,700	80,715
		152,121
Refining & Marketing 3.1%		
Marathon Petroleum	302,300	27,086
Phillips 66	680,600	47,622
Valero Energy	1,479,500	67,302
		142,010
Utilities 6.9%		
AES	4,512,700	56,724
Calpine (1)	4,105,200	84,567
CenterPoint Energy	1,071,200	25,666
Entergy	400,200	25,309
MDU Resources	2,180,900	54,501
NRG Energy	1,495,377	39,612
PG&E	762,400	33,950
		320,329
Total Downstream Energy		614,460
ENERGY SERVICES 14.5%		
Oil & Gas Drilling 3.0%		
Diamond Offshore Drilling	475,436	33,071
Ensco, Class A	733,200	43,992

Noble	1,578,800	60,231
		137,294
Oil & Gas Equipment & Services 11.5%		
Baker Hughes	1,121,222	52,036
Cameron International (1)	1,117,152	72,838
FMC Technologies (1)	1,390,800	75,646
Forum Energy Technologies (1)	955,941	27,493
Halliburton	961,800	38,866
Schlumberger	2,178,535	163,151
Subsea 7 (NOK)	2,419,405	56,542
Tenaris, ADR	201,700	8,225
Trican Well Service (CAD)	2,697,100	39,560
		534,357
Total Energy Services		671,651
INTEGRATEDS & UPSTREAM ENERGY 36.1%		
Integrated Petroleum - Domestic 3.0%		
Hess	1,165,500	83,462
Murphy Oil	881,946	56,206
		139,668
Integrated Petroleum - International 7.2%		
Chevron	682,500	81,095
Eni (EUR)	2,912,417	65,444
ExxonMobil	875,653	78,905
Petrobras, ADR (1 ADR represents 2 preference shares)	3,526,868	64,013
Royal Dutch Shell, ADR	655,206	42,693
		332,150
Petroleum Exploration & Production - Global 6.4%		
BG Group (GBP)	4,100,767	70,347
Cobalt International Energy (1)	1,474,200	41,572
Novatek, GDR	284,986	30,722

Ophir Energy (GBP) (1)	7,284,383	51,257
Salamander Energy (GBP) (1)	7,455,534	23,540
Santos (AUD)	1,498,048	19,387
Tullow Oil (GBP)	3,120,361	58,365
		295,190
Petroleum Exploration & Production - North America 19.5%		
Anadarko Petroleum	485,300	42,439
Apache	961,600	74,197
Bill Barrett (1)	1,397,100	28,319
Cabot Oil & Gas	373,600	25,259
Cimarex Energy	912,200	68,816
Concho Resources (1)	485,800	47,332
Devon Energy	840,159	47,402
Energy XXI Bermuda	1,611,500	43,865
EOG Resources	270,966	34,703
EQT	913,300	61,876
Laredo Petroleum Holdings (1)	1,246,300	22,795
Matador Resources (1)	1,691,900	14,990
PDC Energy (1)	562,457	27,881
Pioneer Natural Resources	255,100	31,696
QEP Resources	1,228,725	39,123
Range Resources	1,118,820	90,669
SM Energy	989,700	58,610
Southwestern Energy (1)	2,316,100	86,298
WPX Energy (1)	3,274,800	52,462
		898,732
Total Integrateds & Upstream Energy		1,665,740
METALS & MINING 9.4%		
Industrial Metals 4.3%		
BHP Billiton (AUD)	2,226,954	75,957
Freeport-McMoRan Copper & Gold	970,786	32,133

Iluka Resources (AUD)	3,199,674	31,148
Nucor	845,600	39,024
PanAust (AUD)	4,093,434	10,570
Southern Copper	316,300	11,883
		200,715
Precious Metals 5.1%		
Eastern Platinum (CAD) (1)	44,469,800	6,348
Eldorado Gold	7,471,500	71,203
Franco-Nevada (CAD)	545,300	24,891
Fresnillo (GBP)	1,910,822	39,370
Lonmin (GBP) (1)	6,665,761	29,463
MAG Silver (CAD) (1)	1,600,700	15,190
Petra Diamonds (GBP) (1)	16,495,784	31,832
Royal Gold	239,500	17,012
		235,309
Total Metals & Mining		436,024
OTHER 11.9%		
Building & Real Estate 0.7%		
Boston Properties, REIT	62,700	6,336
Camden Property Trust, REIT	111,400	7,651
Federal Realty Investment Trust, REIT	57,800	6,245
Hang Lung Properties (HKD)	1,515,000	5,670
Simon Property Group, REIT	41,456	6,573
		32,475
Chemicals 6.3%		
Air Products & Chemicals	455,700	39,701
Celanese, Series A	1,199,700	52,847
Lyondellbasell Industries, Class A	918,600	58,138
Methanex	582,500	23,667
Orica (AUD)	1,393,592	35,475

Praxair	735,100	81,993
		291,821
Forest Products 2.6%		
International Paper	1,295,578	60,348
Weyerhaeuser, REIT	1,960,279	61,514
		121,862
Miscellaneous 2.3%		
Crown Cork & Seal (1)	1,023,700	42,596
Owens-Illinois (1)	2,343,892	62,465
		105,061
Total Other		551,219
Total Miscellaneous Common Stocks 0.06% (4)		27,243
Total Common Stocks (Cost $3,182,083)		4,502,472
BANK LOANS 0.0% (5)		
Western Water, VR, 10.00%, 9/1/13 (2)(3)(6)	2,105,237	–
Total Bank Loans (Cost $1,991)		–
SHORT-TERM INVESTMENTS 2.7%		
Money Market Funds 2.7%		
T. Rowe Price Reserve Investment Fund, 0.10% (7)(8)	126,052,108	126,052
Total Short-Term Investments (Cost $126,052)		126,052
Total Investments in Securities		
100.1% of Net Assets (Cost $3,310,126)		$ 4,628,524

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy. See Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors [or Trustees] (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $66,000 for the period ended March 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The fund may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with the terms of the credit agreement against the borrower and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the fund is subject to nonperformance risk by the counterparty. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments), and bank loans usually may be repaid at any time at the option of the borrower. The fund reflects both the funded portion of the bank loan as well as any unfunded commitment on the loan in the Portfolio of Investments. At February 28, 2013, the fund’s total unfunded commitments were $68,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $3,310,126,000. Net unrealized gain aggregated $1,318,406,000 at period-end, of which $1,432,914,000 related to appreciated investments and $114,508,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013